Schedule of Investments (unaudited)	iShares® MSCI Intl Small-Cap Multifactor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.0%
Abacus Property Group	116,629	$314,971
Accent Group Ltd.	105,112	196,801
Ansell Ltd.	38,939	932,303
ARB Corp. Ltd.	21,923	807,442
Arena REIT.	104,664	356,213
AUB Group Ltd.	22,176	365,490
Austal Ltd.	103,208	146,688
Australian Ethical Investment Ltd.(a)	26,376	272,565
Australian Pharmaceutical Industries Ltd.	115,920	131,673
Aventus Group.	105,952	273,298
Breville Group Ltd.	29,302	652,199
BWP Trust	146,440	469,183
Cedar Woods Properties Ltd.	18,816	84,765
Codan Ltd./Australia	29,502	224,967
CSR Ltd.	145,712	654,130
Data#3 Ltd.	44,582	191,057
Dicker Data Ltd.(a)	17,248	195,577
GDI Property Group	141,238	124,555
GrainCorp Ltd., Class A	69,272	329,223
Growthpoint Properties Australia Ltd.	84,115	263,981
GWA Group Ltd.	61,096	125,416
Hansen Technologies Ltd.	48,328	230,782
Harvey Norman Holdings Ltd.	170,490	639,612
Home Consortium Ltd.	26,320	157,602
HUB24 Ltd.	15,848	380,744
Integral Diagnostics Ltd.	49,392	174,673
Integrated Research Ltd.(b)	30,352	34,783
JB Hi-Fi Ltd.	34,552	1,319,174
Johns Lyng Group Ltd.	42,168	206,102
Jumbo Interactive Ltd.	14,616	184,401
Jupiter Mines Ltd.	415,408	73,454
McMillan Shakespeare Ltd.	21,003	217,323
Mineral Resources Ltd.	48,664	1,430,639
Mount Gibson Iron Ltd.	155,400	49,461
Netwealth Group Ltd.	32,169	422,792
Nick Scali Ltd.	20,272	220,662
Objective Corp. Ltd.	6,440	101,250
Pendal Group Ltd.	11,200	56,650
Perenti Global Ltd.	183,232	141,852
Perseus Mining Ltd.(b)	362,656	430,045
Platinum Asset Management Ltd.	87,864	202,903
Premier Investments Ltd.	26,894	624,160
Pro Medicus Ltd.	14,349	579,462
Ramelius Resources Ltd.	244,478	291,666
Redbubble Ltd.(a)(b)	57,344	180,080
Regis Resources Ltd.	166,544	249,757
Sandfire Resources Ltd.	52,864	222,684
SG Fleet Group Ltd.	36,848	70,869
Sigma Healthcare Ltd.	287,784	123,397
Silver Lake Resources Ltd.(b)	260,960	330,480
SmartGroup Corp. Ltd.	38,192	231,208
Super Retail Group Ltd.	47,099	462,058
Technology One Ltd.	77,728	721,804
Temple & Webster Group Ltd.(a)(b)	23,352	224,987
Waypoint REIT.	175,728	362,310
Western Areas Ltd.	88,424	211,727
Westgold Resources Ltd.	120,064	175,688
		18,849,738
Security	Shares	Value

Austria — 0.1%
Semperit AG Holding	3,024	$101,901
Zumtobel Group AG	8,344	85,846
		187,747
Belgium — 1.6%
AGFA-Gevaert NV(b)	43,232	187,911
Befimmo SA	7,952	325,415
Bekaert SA	11,144	488,126
D'ieteren Group	6,664	1,149,035
Econocom Group SA/NV	40,712	172,130
Intervest Offices & Warehouses NV	6,160	179,641
Ion Beam Applications	6,440	126,858
Orange Belgium SA	4,480	101,713
Recticel SA	12,376	228,565
Tessenderlo Group SA(b)	5,544	202,323
Van de Velde NV	2,072	71,857
X-Fab Silicon Foundries SE(b)(c)	18,032	180,088
		3,413,662
Canada — 13.4%
Absolute Software Corp.	13,384	150,321
Aecon Group Inc.	18,536	276,482
AirBoss of America Corp.	3,920	101,991
Altus Group Ltd.	12,376	649,100
Andlauer Healthcare Group Inc.	3,752	146,187
Argonaut Gold Inc.(b)	88,200	223,778
Artis REIT	20,384	193,035
AutoCanada Inc.(b)	7,280	262,294
Badger Infrastructure Solutions Ltd.	10,360	285,871
Birchcliff Energy Ltd.	79,968	429,692
Canaccord Genuity Group Inc.	29,344	339,533
Canacol Energy Ltd.	44,464	139,399
Canfor Corp.(b)	18,424	381,700
Capstone Mining Corp.(b)	93,016	390,072
Cascades Inc.	26,600	308,213
Celestica Inc.(b)	32,648	321,837
Centerra Gold Inc.	67,536	506,411
Cogeco Communications Inc.	4,928	423,236
Cogeco Inc.	1,568	104,373
Computer Modelling Group Ltd.	25,144	110,117
Converge Technology Solutions Corp.(b)	45,416	435,958
Corby Spirit and Wine Ltd.	4,928	71,037
Corus Entertainment Inc., Class B, NVS	61,208	277,454
Crescent Point Energy Corp.	159,768	802,971
Dream Office REIT	8,008	151,088
DREAM Unlimited Corp., Class A	7,896	197,145
Dundee Precious Metals Inc.	55,720	366,484
ECN Capital Corp.	63,112	548,711
Eldorado Gold Corp.(b)	52,752	471,853
Enerflex Ltd.	27,552	234,869
Enerplus Corp.	76,664	726,004
Enghouse Systems Ltd.	12,656	548,843
Evertz Technologies Ltd.	8,904	101,947
Extendicare Inc.	24,080	140,869
Finning International Inc.	49,000	1,450,679
Fortuna Silver Mines Inc.(b)	83,074	402,750
Freehold Royalties Ltd.	31,136	297,624
GDI Integrated Facility Services Inc.(b)	3,920	165,371
goeasy Ltd.	3,360	526,534
Granite REIT	8,344	676,366
Home Capital Group Inc.(b)	15,848	514,266

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Small-Cap Multifactor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Interfor Corp.	20,160	$461,647
InterRent REIT	19,936	292,049
Intertape Polymer Group Inc.	18,088	410,985
Labrador Iron Ore Royalty Corp.	17,304	500,972
Lassonde Industries Inc., Class A	952	135,377
Linamar Corp.	13,776	757,702
Martinrea International Inc.	23,912	222,001
Minto Apartment Real Estate Investment Trust(c)	5,432	100,599
Morguard North American Residential REIT	5,488	81,681
Mullen Group Ltd.	27,384	283,222
New Gold Inc.(b)	200,704	282,179
North West Co. Inc. (The)	14,392	391,082
Paramount Resources Ltd., Class A	22,456	375,416
Parex Resources Inc.	39,088	758,957
Peyto Exploration & Development Corp.	49,672	391,725
Real Matters Inc.(b)	23,688	173,219
Richelieu Hardware Ltd.	16,296	575,285
Russel Metals Inc.	19,096	503,476
Silvercorp Metals Inc.	54,544	230,939
Sleep Country Canada Holdings Inc.(c)	10,920	306,441
Sprott Inc.	6,776	275,672
Stelco Holdings Inc.	10,752	373,314
SunOpta Inc.(b)	21,056	163,330
Torex Gold Resources Inc.(b)	26,376	306,683
Tourmaline Oil Corp.	85,680	3,096,692
Transcontinental Inc., Class A	22,512	356,525
Trisura Group Ltd.(b)	10,640	359,624
Turquoise Hill Resources Ltd.(b)	30,296	383,841
Westshore Terminals Investment Corp.	12,264	265,277
Winpak Ltd.	9,576	299,676
		27,968,053
Denmark — 1.0%
Brodrene Hartmann A/S(b)	784	46,906
cBrain AS(a)	2,632	142,541
Chemometec A/S	4,928	747,266
D/S Norden A/S	7,840	189,208
Matas A/S	11,592	226,796
NNIT A/S(c)	3,864	72,656
Per Aarsleff Holding A/S	5,880	253,567
Scandinavian Tobacco Group A/S, Class A(c)	19,264	432,879
		2,111,819
Finland — 0.9%
F-Secure OYJ	29,456	165,999
Harvia OYJ	4,088	250,992
Musti Group OYJ	9,744	383,301
Oriola OYJ, Class B	30,632	70,113
Rovio Entertainment OYJ(c)	10,976	90,023
Talenom OYJ	7,896	126,876
Tokmanni Group Corp.	15,008	341,475
Uponor OYJ	16,352	399,420
		1,828,199
France — 3.9%
ABC arbitrage	9,800	80,661
AKWEL(a)	2,464	62,807
Albioma SA	7,504	295,200
APERAM SA	14,560	868,120
Aubay	2,128	131,854
Boiron SA	1,344	65,021
Bonduelle SCA	3,640	93,204
Security	Shares	Value

France (continued)
Derichebourg SA(b)	28,448	$323,746
Eutelsat Communications SA	54,208	770,466
Fnac Darty SA	5,208	338,116
Groupe Guillin	2,352	73,139
Guerbet	1,736	76,660
IPSOS	12,320	577,408
LNA Sante SA	1,456	83,736
Maisons du Monde SA(c)	9,520	215,977
Manitou BF SA	3,080	104,856
Mercialys SA	20,272	220,218
Mersen SA	5,544	207,979
Metropole Television SA	7,392	162,871
Nexans SA	7,280	730,428
Pharmagest Interactive	1,120	122,919
Quadient SA	10,248	244,997
Societe BIC SA	7,728	448,912
Sopra Steria Group SACA	4,704	924,889
Television Francaise 1	12,544	134,294
Trigano SA	2,632	494,061
Vicat SA	5,768	246,171
Vilmorin & Cie SA	1,960	124,617
		8,223,327
Germany — 3.9%
Adesso SE	896	199,490
ADVA Optical Networking SE(a)(b)	12,936	171,502
Basler AG	1,120	206,444
Bertrandt AG	1,624	105,934
Cewe Stiftung & Co. KGaA	1,680	234,603
CropEnergies AG	7,504	107,715
Deutsche Beteiligungs AG	3,416	157,847
Draegerwerk AG & Co. KGaA	896	66,802
Eckert & Ziegler Strahlen- und Medizintechnik AG	4,480	670,822
Elmos Semiconductor SE	2,800	130,281
ElringKlinger AG(b)	8,512	120,254
flatexDEGIRO AG(a)(b)	9,632	218,797
Freenet AG	38,808	999,509
Global Fashion Group SA(b)	22,120	198,812
Home24 SE(b)	7,840	102,322
Hornbach Baumarkt AG	2,352	105,630
Hornbach Holding AG & Co. KGaA	2,856	361,162
JOST Werke AG(c)	4,200	243,245
Kloeckner & Co. SE(b)	22,568	303,214
LPKF Laser & Electronics AG	7,224	160,206
MBB SE	616	98,180
Media and Games Invest SE(b)	21,896	126,916
Nagarro SE(b)	2,520	506,883
SAF-Holland SE(b)	13,104	181,779
Software AG	15,904	654,107
Steico SE	1,792	234,595
Stratec SE	2,296	366,692
Takkt AG	9,688	158,310
VERBIO Vereinigte BioEnergie AG	6,720	534,314
Washtec AG	3,360	218,647
Westwing Group AG(b)	3,696	115,930
Wuestenrot & Wuerttembergische AG	7,000	145,818
		8,206,762
Hong Kong — 3.2%
BOCOM International Holdings Co. Ltd.	224,000	50,204
Cafe de Coral Holdings Ltd.	112,000	204,376

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Small-Cap Multifactor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares		Value

Hong Kong (continued)
Champion REIT	616,000		$323,110
Chow Sang Sang Holdings International Ltd.	112,000		159,116
CITIC Telecom International Holdings Ltd.	504,000		178,556
Cowell e Holdings Inc.(b)	112,000		87,092
Crystal International Group Ltd.(c)	168,000		53,529
Dah Sing Banking Group Ltd.	112,000		107,156
Dah Sing Financial Holdings Ltd.	44,800		138,869
EC Healthcare	112,000		161,097
Far East Consortium International Ltd.	280,000		92,488
First Pacific Co. Ltd.	672,000		268,610
Haitong International Securities Group Ltd.	728,000		167,341
Hong Kong Technology Venture Co. Ltd.	168,000		252,851
Hutchison Telecommunications Hong Kong Holdings Ltd.	448,000		71,533
Hysan Development Co. Ltd.	183,000		636,225
IGG Inc.	224,000		208,269
K Wah International Holdings Ltd.	336,000		134,405
Kerry Properties Ltd.	168,000		474,885
Luk Fook Holdings International Ltd.	112,000		305,243
Man Wah Holdings Ltd.	537,600		832,012
MECOM Power and Construction Ltd.	274,000		126,736
Pacific Textiles Holdings Ltd.	280,000		139,835
Perfect Medical Health Management Ltd.	158,000		119,818
Prosperity REIT	392,000		154,040
SmarTone Telecommunications Holdings Ltd.	84,000		48,907
Stella International Holdings Ltd.	140,000		166,802
Sun Hung Kai & Co. Ltd.	112,000		58,300
Texhong Textile Group Ltd.	84,000		125,668
United Laboratories International Holdings Ltd. (The)	336,000		212,901
VSTECS Holdings Ltd.	224,000		211,388
VTech Holdings Ltd.	50,400		388,103
			6,659,465
Ireland — 0.4%
Hibernia REIT PLC	202,552		295,029
Origin Enterprises PLC	34,272		132,703
Uniphar PLC(b)	67,536		344,296
			772,028
Israel — 1.1%
Altshuler Shaham Provident Funds & Pension Ltd.	16,912		92,393
Danel Adir Yeoshua Ltd.	1,624		343,517
Delek Automotive Systems Ltd.	14,952		195,766
Electra Consumer Products 1970 Ltd.	3,304		155,253
Equital Ltd.(b)	1		23
Fox Wizel Ltd.(a)	2,296		316,674
IDI Insurance Co. Ltd.	2,240		90,063
Magic Software Enterprises Ltd.	7,672		163,043
Malam - Team Ltd.	2,128		71,599
Mehadrin Ltd.(b)	0	(d)	20
Menora Mivtachim Holdings Ltd.(a)	7,336		169,714
Naphtha Israel Petroleum Corp. Ltd.(b)	10,360		64,209
One Software Technologies Ltd.	11,984		205,051
Prashkovsky Investments and Construction Ltd.	2,016		63,550
Summit Real Estate Holdings Ltd.(b)	11,312		205,502
Tadiran Group Ltd.	896		116,829
			2,253,206
Italy — 1.7%
Ascopiave SpA	25,088		102,194
Biesse SpA(b)	4,144		128,273
Danieli & C Officine Meccaniche SpA(a)	3,416		114,993
El.En. SpA	13,216		264,304
Security	Shares	Value

Italy (continued)
Enav SpA(b)(c)	82,992	$364,188
Esprinet SpA	8,960	116,387
Gruppo MutuiOnline SpA	7,896	385,585
Iren SpA	196,504	610,673
Italmobiliare SpA	3,584	125,743
La Doria SpA	3,864	74,059
RAI Way SpA(c)	28,000	169,608
Sesa SpA	2,352	461,436
Unipol Gruppo SpA	124,152	713,053
		3,630,496
Japan — 23.4%
Adastria Co. Ltd.	5,600	103,881
Aichi Corp.	5,600	39,696
Aichi Steel Corp.	2,800	65,231
Aida Engineering Ltd.	16,800	152,509
Alpha Systems Inc.	1,500	57,270
Altech Corp.	5,600	100,879
Anest Iwata Corp.	11,200	89,218
Arata Corp.	5,600	198,231
Arcland Sakamoto Co. Ltd.	11,200	167,528
Arcs Co. Ltd.	11,200	215,234
Argo Graphics Inc.	5,600	155,940
Axial Retailing Inc.	5,600	178,112
Belc Co. Ltd.	2,700	133,290
Belluna Co. Ltd.	16,800	117,972
BML Inc.	5,600	196,839
Broadleaf Co. Ltd.	28,000	134,406
Bunka Shutter Co. Ltd.	16,800	163,761
C.I. Takiron Corp.	11,200	59,731
Canon Electronics Inc.	5,600	77,082
Cawachi Ltd.	3,300	64,368
CellSource Co. Ltd.(b)	1,500	84,992
Central Glass Co. Ltd.	11,200	208,562
Chubu Shiryo Co. Ltd.	5,600	53,521
Computer Engineering & Consulting Ltd.	5,600	66,672
CONEXIO Corp.	5,600	71,771
Dai-Dan Co. Ltd.	3,700	77,903
Daihen Corp.	5,600	233,752
Daiho Corp.	3,000	101,057
Daiichi Jitsugyo Co. Ltd.	1,500	69,772
Daiken Corp.	2,900	63,373
Daikokutenbussan Co. Ltd.	1,300	74,056
Daikyonishikawa Corp.	11,200	67,304
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,400	78,592
Daito Pharmaceutical Co. Ltd.	3,000	84,601
Daiwa Industries Ltd.	11,200	124,826
Daiwabo Holdings Co. Ltd.	28,000	492,939
DCM Holdings Co. Ltd.	33,600	327,604
Denyo Co. Ltd.	5,600	97,100
Dexerials Corp.	16,800	339,851
Direct Marketing MiX Inc.	2,200	84,384
Doshisha Co. Ltd.	5,600	87,744
Doutor Nichires Holdings Co. Ltd.	11,200	160,656
DTS Corp.	11,200	248,513
Duskin Co. Ltd.	11,200	269,806
Eagle Industry Co. Ltd.	5,600	59,817
EDION Corp.	28,000	265,739
Eiken Chemical Co. Ltd.	8,800	147,929
Eizo Corp.	4,000	152,975
Elan Corp.	11,200	121,057

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Small-Cap Multifactor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Electric Power Development Co. Ltd.	44,800	$592,238
Elematec Corp.	5,600	55,885
EM Systems Co. Ltd.	16,800	111,367
Enplas Corp.	1,700	45,083
Espec Corp.	5,600	113,594
Exedy Corp.	11,200	166,833
FCC Co. Ltd.	11,200	155,062
Ferrotec Holdings Corp.	11,200	375,699
Fuji Co. Ltd./Ehime	5,600	98,689
Fujibo Holdings Inc.	2,600	94,300
Fujicco Co. Ltd.	5,600	94,014
Fujimori Kogyo Co. Ltd.	4,100	168,582
Fukuda Corp.	1,200	48,852
Fukui Computer Holdings Inc.	2,300	82,965
Furukawa Co. Ltd.	12,100	133,898
Futaba Industrial Co. Ltd.	16,800	65,772
G-7 Holdings Inc.	6,800	124,415
Geo Holdings Corp.	11,200	118,989
Glory Ltd.	14,000	301,353
GMO GlobalSign Holdings KK(a)	1,200	49,420
Goldcrest Co. Ltd.	5,600	80,237
G-Tekt Corp.	5,600	69,815
GungHo Online Entertainment Inc.	13,180	247,268
Halows Co. Ltd.	2,100	51,590
Hamakyorex Co. Ltd.	5,600	155,256
Heiwado Co. Ltd.	8,800	152,329
Hibiya Engineering Ltd.	5,600	94,139
Hioki E.E. Corp.	2,400	167,630
Hitachi Zosen Corp.	50,400	395,183
Hogy Medical Co. Ltd.	5,600	153,534
Hokkaido Electric Power Co. Inc.	50,400	209,455
Hokuetsu Corp.	39,200	259,014
Hosiden Corp.	16,800	177,131
Hosokawa Micron Corp.	3,400	94,064
Ichikoh Industries Ltd.	11,200	55,563
Iino Kaiun Kaisha Ltd.	22,400	108,033
Inaba Denki Sangyo Co. Ltd.	13,700	328,630
Inabata & Co. Ltd.	11,200	165,802
Internet Initiative Japan Inc.	16,800	587,803
IR Japan Holdings Ltd.	2,300	212,107
Itochu Enex Co. Ltd.	20,200	178,233
Itochu-Shokuhin Co. Ltd.	900	41,592
JAFCO Group Co. Ltd.	8,800	557,543
Japan Aviation Electronics Industry Ltd.	16,800	278,557
Japan Medical Dynamic Marketing Inc.	5,600	107,646
Japan Pulp & Paper Co. Ltd.	2,400	80,963
Japan Wool Textile Co. Ltd. (The)	11,200	89,447
JDC Corp.	11,200	58,778
JM Holdings Co. Ltd.	2,800	45,961
J-Oil Mills Inc.	5,600	90,261
Joshin Denki Co. Ltd.	5,600	116,561
JSP Corp.	5,600	75,356
J-Stream Inc.	2,600	22,974
Kaga Electronics Co. Ltd.	5,600	153,927
Kaken Pharmaceutical Co. Ltd.	8,600	339,217
Kamei Corp.	5,600	57,066
Kanamoto Co. Ltd.	9,200	197,071
Kaneka Corp.	13,600	521,545
Kanematsu Corp.	22,400	260,135
Kanematsu Electronics Ltd.	3,300	107,783
Security	Shares	Value

Japan (continued)
Kanto Denka Kogyo Co. Ltd.	11,200	$103,020
Katakura Industries Co. Ltd.	5,600	85,132
KeePer Technical Laboratory Co. Ltd.	5,600	161,487
Keiyo Bank Ltd. (The)	28,000	109,060
KFC Holdings Japan Ltd.	5,600	142,000
Kissei Pharmaceutical Co. Ltd.	7,100	142,023
Kitz Corp.	16,800	112,389
Koa Corp.	11,200	151,405
Kohnan Shoji Co. Ltd.	6,900	215,786
Kojima Co. Ltd.	11,200	57,676
Komeri Co. Ltd.	8,600	198,602
Konica Minolta Inc.	134,400	665,238
Konishi Co. Ltd.	6,900	107,323
K's Holdings Corp.	56,000	578,072
Kura Sushi Inc.	5,600	181,192
Kureha Corp.	5,600	363,932
Kyoei Steel Ltd.	5,600	69,098
Kyokuto Kaihatsu Kogyo Co. Ltd.	8,600	117,535
KYORIN Holdings Inc.	11,200	172,042
Life Corp.	5,600	183,816
Macnica Fuji Electronics Holdings Inc.	13,500	317,380
Marudai Food Co. Ltd.	5,600	83,304
Marusan Securities Co. Ltd.	16,800	88,535
Maruwa Co. Ltd./Aichi	2,300	257,800
Maruzen Showa Unyu Co. Ltd.	3,600	109,942
Marvelous Inc.	11,200	71,097
Matsuda Sangyo Co. Ltd.	3,500	104,575
Max Co. Ltd.	6,900	109,891
Maxvalu Tokai Co. Ltd.	3,000	68,732
MCJ Co. Ltd.	22,400	252,194
Medical Data Vision Co. Ltd.	11,200	144,488
MedPeer Inc.(b)	3,300	99,159
Megachips Corp.	5,600	177,059
Megmilk Snow Brand Co. Ltd.	13,000	251,549
Meidensha Corp.	11,200	235,752
Meisei Industrial Co. Ltd.	11,200	66,742
Menicon Co. Ltd.	16,800	630,743
Micronics Japan Co. Ltd.	11,200	148,292
Mimasu Semiconductor Industry Co. Ltd.	5,600	122,529
Mitsubishi Research Institute Inc.	2,000	74,699
Mitsuboshi Belting Ltd.	5,600	99,534
Mitsui DM Sugar Holdings Co. Ltd.	5,600	99,513
Mitsui High-Tec Inc.	5,600	432,549
Mitsui-Soko Holdings Co. Ltd.	5,600	112,321
Mitsuuroko Group Holdings Co. Ltd.	11,200	134,020
Mixi Inc.	11,200	256,640
Mizuno Corp.	5,600	130,330
Mochida Pharmaceutical Co. Ltd.	6,800	198,298
Monogatari Corp. (The)	2,600	161,964
MTI Ltd.	5,600	35,868
Musashino Bank Ltd. (The)	11,200	175,927
Nafco Co. Ltd.	5,600	84,708
Nagaileben Co. Ltd.	5,600	115,099
Nagase & Co. Ltd.	33,600	568,706
Nichiden Corp.	5,600	112,672
Nichiha Corp.	6,900	198,352
Nichireki Co. Ltd.	5,600	66,450
Nippn Corp., New	12,600	180,542
Nippo Corp.	16,800	594,316
Nippon Electric Glass Co. Ltd.	22,400	571,938

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Small-Cap Multifactor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Gas Co. Ltd.	33,600	$416,761
Nippon Koei Co. Ltd.	3,500	106,301
Nippon Light Metal Holdings Co. Ltd.	16,800	278,834
Nippon Road Co. Ltd. (The)	1,500	108,507
Nippon Seiki Co. Ltd.	16,800	169,018
Nippon Signal Company Ltd.	11,200	96,851
Nippon Soda Co. Ltd.	5,600	168,256
Nishimatsuya Chain Co. Ltd.	11,200	142,904
Nishio Rent All Co. Ltd.	5,600	138,476
Nissha Co. Ltd.	11,200	183,479
Nisshin Oillio Group Ltd. (The)	6,900	182,906
Nissin Electric Co.Ltd.	16,800	208,204
Nitta Corp.	5,600	128,381
Nittetsu Mining Co. Ltd.	1,200	69,120
Nitto Kogyo Corp.	11,200	166,649
Nitto Kohki Co. Ltd.	5,600	93,044
Nojima Corp.	11,200	245,628
Noritake Co. Ltd./Nagoya Japan	2,500	109,311
Noritz Corp.	5,600	89,848
NS United Kaiun Kaisha Ltd.	2,400	75,582
Obara Group Inc.	3,000	96,208
Ohsho Food Service Corp.	3,600	189,045
Oiles Corp.	5,600	83,204
Okamura Corp.	16,800	221,708
Okasan Securities Group Inc.	44,800	153,231
Oki Electric Industry Co. Ltd.	22,400	183,996
Okinawa Cellular Telephone Co.	2,900	130,663
Okinawa Electric Power Co. Inc. (The)	11,236	137,848
Okuwa Co. Ltd.	11,200	107,601
Organo Corp.	1,700	107,998
Osaka Organic Chemical Industry Ltd.	3,900	116,867
Osaka Soda Co. Ltd.	3,000	76,239
Pacific Industrial Co. Ltd.	11,200	114,078
Pack Corp. (The)	3,600	95,641
PAL GROUP Holdings Co. Ltd.	5,600	80,995
Paramount Bed Holdings Co. Ltd.	11,200	208,982
Pharma Foods International Co. Ltd.	5,600	126,923
PR Times Inc.(b)	1,200	38,603
Prima Meat Packers Ltd.	7,100	166,874
Proto Corp.	5,600	69,166
Raito Kogyo Co. Ltd.	11,200	199,160
Raiznext Corp.	11,200	121,054
Relia Inc.	11,200	114,770
Riken Keiki Co. Ltd.	3,800	105,443
Riso Kagaku Corp.	5,600	118,189
Rock Field Co. Ltd.	5,600	82,668
Ryobi Ltd.	5,600	58,707
Ryosan Co. Ltd.	5,600	115,443
S.T. Corp.	5,600	79,414
Sakata INX Corp.	11,200	108,194
San-Ai Oil Co. Ltd.	16,800	218,952
Sanshin Electronics Co. Ltd.	1,900	27,277
Sanyo Chemical Industries Ltd.	3,200	158,447
SB Technology Corp.	2,300	63,322
Seiren Co. Ltd.	11,200	226,042
Sekisui Jushi Corp.	6,900	128,544
Shibaura Machine Co. Ltd.	5,600	130,542
Shikoku Chemicals Corp.	11,200	137,638
Shimamura Co. Ltd.	6,400	541,903
Shin Nippon Air Technologies Co. Ltd.	2,900	62,403
Security	Shares	Value

Japan (continued)
Shin-Etsu Polymer Co. Ltd.	16,800	$151,751
Shinko Electric Industries Co. Ltd.	19,700	793,657
Shinnihon Corp.	5,600	40,990
Shizuoka Gas Co. Ltd.	16,800	177,213
Shoei Co. Ltd.	6,600	293,676
Showa Sangyo Co. Ltd.	5,600	139,312
Sinfonia Technology Co. Ltd.	5,600	64,529
Sinko Industries Ltd.	5,600	101,648
SKY Perfect JSAT Holdings Inc.	44,800	168,012
Snow Peak Inc.	3,500	184,712
Software Service Inc.	600	37,853
Starts Corp. Inc.	8,900	213,874
Starzen Co. Ltd.	5,600	105,539
Sumitomo Densetsu Co. Ltd.	5,600	107,495
Sumitomo Mitsui Construction Co. Ltd.	44,840	190,285
Sumitomo Osaka Cement Co. Ltd.	11,200	313,834
Sumitomo Rubber Industries Ltd.	50,400	621,133
Sumitomo Seika Chemicals Co. Ltd.	2,000	56,963
Sun Frontier Fudousan Co. Ltd.	11,200	105,103
Taihei Dengyo Kaisha Ltd.	2,400	56,692
Taiko Pharmaceutical Co. Ltd.(a)	11,200	79,561
Takamatsu Construction Group Co. Ltd.	5,600	98,260
Takara Leben Co. Ltd.	22,400	61,043
Takara Standard Co. Ltd.	11,200	148,899
Takasago International Corp.	3,600	93,823
Tama Home Co. Ltd.	5,600	115,415
Tamron Co. Ltd.	5,600	131,641
Tamura Corp.(a)	22,400	153,923
Tatsuta Electric Wire and Cable Co. Ltd.	11,200	50,377
Tenma Corp.	5,600	133,368
T-Gaia Corp.	5,600	99,781
TKC Corp.	8,500	260,578
Toa Corp./Tokyo	5,600	122,896
TOC Co. Ltd.	11,200	62,789
Tocalo Co. Ltd.	16,800	206,016
Toenec Corp.	1,700	50,030
Toho Holdings Co. Ltd.	16,800	271,991
Tokai Corp./Gifu	5,600	107,722
Tokai Rika Co. Ltd.	16,800	235,161
Token Corp.	1,700	138,619
Tokushu Tokai Paper Co. Ltd.	2,000	77,990
Tokuyama Corp.	16,800	287,689
Tokyo Steel Manufacturing Co. Ltd.	28,000	311,577
Tonami Holdings Co. Ltd.	1,400	55,320
Topre Corp.	11,200	129,551
Towa Pharmaceutical Co. Ltd.	7,100	182,532
Toyo Construction Co. Ltd.	22,400	112,127
Toyo Tanso Co. Ltd.	3,500	95,149
TPR Co. Ltd.	5,600	71,359
TS Tech Co. Ltd.	28,000	374,641
Tsubakimoto Chain Co.	6,900	203,877
Tsurumi Manufacturing Co. Ltd.	5,600	86,295
TV Asahi Holdings Corp.	5,600	84,981
Ube Industries Ltd.	29,300	545,899
Uchida Yoko Co. Ltd.	1,800	76,148
Union Tool Co.	1,900	64,177
United Super Markets Holdings Inc.	16,800	153,348
Valor Holdings Co. Ltd.	11,200	237,205
ValueCommerce Co. Ltd.	5,600	221,017
V-Cube Inc.	5,600	84,680

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Small-Cap Multifactor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Wacom Co. Ltd.	44,800	$289,814
Wakita & Co. Ltd.	11,200	101,338
Weathernews Inc.	1,300	94,872
World Holdings Co. Ltd.	2,000	49,957
Wowow Inc.	1,000	20,362
Xebio Holdings Co. Ltd.	5,600	52,042
YAMABIKO Corp.	11,200	122,054
Yamazen Corp.	22,400	207,541
Yellow Hat Ltd.	11,200	182,480
Yodogawa Steel Works Ltd.	5,600	122,361
Yokowo Co. Ltd.	5,600	124,457
Yondoshi Holdings Inc.	5,600	84,950
Yuasa Trading Co. Ltd.	5,600	149,663
Yurtec Corp.	11,200	65,606
Zeria Pharmaceutical Co. Ltd.	5,600	100,253
Zuken Inc.	3,900	150,376
		48,993,186
Netherlands — 5.4%
Aalberts NV	13,664	756,283
Accell Group NV(b)	7,728	318,611
Arcadis NV	22,232	1,083,602
ASR Nederland NV	42,896	2,005,140
BE Semiconductor Industries NV	20,048	1,831,700
Brunel International NV	6,048	83,103
Cementir Holding NV	14,000	146,991
Corbion NV	18,144	861,521
Eurocommercial Properties NV	12,972	302,762
Flow Traders(c)	9,912	336,415
ForFarmers NV	12,152	57,947
Mediaset NV	89,264	250,755
NSI NV	5,712	229,127
Pharming Group NV(a)(b)	188,440	158,364
PostNL NV	141,568	614,422
SIF Holding NV	4,032	65,720
Signify NV(c)	38,808	1,880,495
Vastned Retail NV	3,472	98,948
Wereldhave NV	10,360	160,819
		11,242,725
Norway — 1.2%
Borregaard ASA	28,952	703,054
BW LPG Ltd.(c)	23,296	124,505
Crayon Group Holding ASA(b)(c)	11,928	278,553
Entra ASA(c)	17,472	435,978
Europris ASA(c)	48,048	355,794
Fjordkraft Holding ASA(c)	26,992	160,705
Protector Forsikring ASA	17,248	199,882
Selvaag Bolig ASA	13,384	82,225
Stolt-Nielsen Ltd.	7,672	118,328
Volue ASA(b)	14,168	99,117
		2,558,141
Singapore — 1.0%
AEM Holdings Ltd.	72,800	226,728
AIMS APAC REIT(a)	156,800	167,440
Haw Par Corp. Ltd.	39,200	366,335
Hutchison Port Holdings Trust, Class U	1,568,000	337,763
iFAST Corp. Ltd.	44,800	288,142
Japfa Ltd.	123,200	62,794
Medtecs International Corp. Ltd.(a)	117,600	31,831
Riverstone Holdings Ltd./Singapore(a)	168,000	107,277
Security	Shares	Value

Singapore (continued)
Sasseur Real Estate Investment Trust	140,000	$88,246
Sheng Siong Group Ltd.(a)	201,600	212,289
Yanlord Land Group Ltd.	173,600	144,318
		2,033,163
Spain — 1.0%
Atresmedia Corp. de Medios de Comunicacion SA(b)	27,608	112,537
Faes Farma SA	89,264	364,052
Global Dominion Access SA(c)	28,728	154,122
Grupo Empresarial San Jose SA	7,168	35,631
Laboratorios Farmaceuticos Rovi SA	5,992	419,761
Lar Espana Real Estate Socimi SA	18,312	111,347
Mediaset Espana Comunicacion SA(b)	48,608	252,859
Miquel y Costas & Miquel SA	4,704	65,145
Neinor Homes SA(c)	14,896	191,828
Pharma Mar SA	4,368	339,017
		2,046,299
Sweden — 5.4%
AcadeMedia AB(c)	24,920	178,733
Arjo AB, Class B	66,864	911,842
Bactiguard Holding AB(b)	5,152	100,064
Betsson AB, Class B	33,040	230,620
Bilia AB, Class A	22,848	406,271
Biotage AB	19,152	619,073
BoneSupport Holding AB(b)(c)	13,888	60,400
Bure Equity AB	16,688	774,612
Clas Ohlson AB, Class B	11,088	119,381
Creades AB, Class A	12,320	171,459
GARO AB	8,344	209,770
Getinge AB, Class B	51,128	2,288,072
Hexatronic Group AB	8,568	376,026
INVISIO AB	11,760	212,524
Inwido AB	15,568	285,420
Kambi Group PLC(b)	7,280	198,272
Kindred Group PLC	68,880	967,920
KNOW IT AB	5,936	238,463
LeoVegas AB(c)	24,976	94,519
Lime Technologies AB	3,192	129,043
Lindab International AB	23,688	776,085
Mekonomen AB(b)	11,984	246,992
New Wave Group AB, Class B(b)	11,480	194,631
Nobia AB	35,112	216,410
Ratos AB, Class B	64,848	373,343
Scandi Standard AB	16,408	81,809
Sdiptech AB, Class B(b)	6,440	335,573
Svolder AB, Class B	6,160	249,808
SwedenCare AB	19,230	315,841
		11,362,976
Switzerland — 8.2%
ALSO Holding AG, Registered	1,960	581,659
APG SGA SA(b)	392	88,624
Ascom Holding AG, Registered(b)	10,304	160,387
Autoneum Holding AG(b)	896	140,257
Bachem Holding AG, Class B, Registered	1,624	1,307,253
Belimo Holding AG, Registered	2,576	1,496,758
BKW AG.	6,328	838,379
Bucher Industries AG, Registered	2,016	1,017,459
Burkhalter Holding AG	1,344	97,174
Coltene Holding AG, Registered	896	113,125
Comet Holding AG, Registered	2,128	791,810

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Small-Cap Multifactor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Galenica AG(c)	15,064	$1,103,391
Gurit Holding AG, Bearer	92	159,563
Huber + Suhner AG, Registered	4,424	393,309
Inficon Holding AG, Registered	504	646,685
Interroll Holding AG, Registered	187	907,230
Intershop Holding AG	336	210,275
Kardex Holding AG, Registered	1,904	587,273
LEM Holding SA, Registered	134	324,902
Medartis Holding AG(b)(c)	1,288	169,651
Metall Zug AG, Class B, Registered	56	126,968
Sensirion Holding AG(b)(c)	2,744	395,469
SFS Group AG	5,488	739,203
Siegfried Holding AG, Registered	1,232	1,184,990
Swissquote Group Holding SA, Registered	2,800	567,978
Tecan Group AG, Registered	3,696	2,264,547
TX Group AG(b)	840	138,716
Vetropack Holding AG, Registered	4,144	255,069
V-ZUG Holding AG(b)	672	94,385
Zehnder Group AG, Registered	2,856	307,417
		17,209,906
United Kingdom — 13.3%
888 Holdings PLC	111,552	584,400
Advanced Medical Solutions Group PLC	58,408	260,487
AG Barr PLC	27,160	184,548
AJ Bell PLC	95,648	536,686
Alliance Pharma PLC	151,648	213,349
Bakkavor Group PLC(c)	45,136	78,078
Bodycote PLC	56,952	623,817
Brewin Dolphin Holdings PLC	90,776	467,732
Centamin PLC	351,344	448,884
Central Asia Metals PLC	56,168	188,713
Civitas Social Housing PLC	190,512	244,821
Clipper Logistics PLC	22,232	218,295
CMC Markets PLC(c)	38,304	131,604
Craneware PLC	6,384	199,200
CVS Group PLC(b)	20,048	683,246
dotdigital group PLC	80,976	266,522
Dunelm Group PLC	32,312	565,582
EMIS Group PLC	17,024	314,365
Empiric Student Property PLC(b)	5,320	6,443
Equiniti Group PLC(b)(c)	112,672	275,088
Ergomed PLC(b)	10,864	213,355
Ferrexpo PLC	87,360	372,669
Frontier Developments PLC(b)	6,496	219,141
Games Workshop Group PLC	9,912	1,308,351
Halfords Group PLC	59,080	215,395
Helical PLC	32,592	205,426
Hochschild Mining PLC	80,304	156,718
Ideagen PLC	59,136	231,462
IG Group Holdings PLC	117,432	1,275,247
iomart Group PLC	29,232	58,488
Judges Scientific PLC	1,568	158,536
Jupiter Fund Management PLC	131,488	450,354
Just Group PLC(b)	308,784	386,352
Kainos Group PLC	24,080	652,503
Keller Group PLC	21,616	271,272
Luceco PLC(c)	24,752	128,723
LXI REIT PLC	169,064	339,221
Man Group PLC	439,264	1,398,888
Moneysupermarket.com Group PLC	163,576	474,901
Security	Shares	Value

United Kingdom (continued)
Moonpig Group PLC(b)	46,032	$209,780
Morgan Sindall Group PLC	11,704	362,606
Naked Wines PLC(b)	17,696	179,697
NCC Group PLC	84,168	286,243
Numis Corp. PLC	20,328	93,753
Pagegroup PLC	99,232	901,739
Patisserie Holdings PLC(b)(e)	3,062	—
Pets at Home Group PLC	149,968	990,072
Picton Property Income Ltd. (The)	163,856	217,742
Plus500 Ltd.	27,888	502,069
Polar Capital Holdings PLC	23,128	262,710
Premier Foods PLC	177,520	266,754
PZ Cussons PLC	64,400	189,198
Reach PLC	88,872	385,426
Redde Northgate PLC	69,608	379,143
Royal Mail PLC	245,224	1,413,672
S4 Capital PLC(b)	81,928	813,641
Sabre Insurance Group PLC(c)	74,816	200,403
Safestore Holdings PLC	63,728	1,048,324
Savills PLC	43,568	845,483
Smart Metering Systems PLC	30,296	338,327
Spirent Communications PLC	184,184	725,948
SThree PLC	39,312	316,885
Strix Group PLC	62,552	250,396
Sumo Group PLC(b)	32,984	219,156
Telecom Plus PLC	20,832	355,800
TORM PLC, Class A(a)(b)	6,720	54,839
Volex PLC	35,560	218,995
Warehouse REIT PLC	120,904	271,360
Watkin Jones PLC	49,896	164,909
Wickes Group PLC	76,496	224,452
		27,698,384
Total Common Stocks — 99.1%
(Cost: $170,360,996)		207,249,282

Preferred Stocks

Germany — 0.2%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	2,520	198,383
STO SE & Co. KGaA, Preference Shares, NVS	784	176,367
		374,750
Italy — 0.1%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	11,144	240,645

Total Preferred Stocks — 0.3%
(Cost: $412,459)		615,395

Rights

Spain — 0.0%
Miquel y Costas & Miquel SA (Expires 11/01/21)(b)(e)	4,704	23,627

Total Rights — 0.0%
(Cost: $20,638)		23,627

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(f)(g)(h)	2,508,899	2,510,153

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Small-Cap Multifactor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	60,000	$60,000
		2,570,153
Total Short-Term Investments — 1.3%
(Cost: $2,569,516)		2,570,153

Total Investments in Securities — 100.7%
(Cost: $173,363,609)		210,458,457

Other Assets, Less Liabilities — (0.7)%		(1,366,643)

Net Assets — 100.0%		$209,091,814

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rounds to less than 1.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,331,769	$178,385	(a)	$—		$(49)	$48	$2,510,153	2,508,899	$14,002	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	80,000	—		(20,000	)(a)	—	—	60,000	60,000	1		—
						$(49)	$48	$2,570,153		$14,003		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contractst
Euro STOXX 50 Index	17	12/17/21	$834	$32,892
FTSE 100 Index	3	12/17/21	296	7,001
				$39,893

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Small-Cap Multifactor ETF
October 31, 2021

Fair Value Measurements (continued)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$65,926,202	$141,323,080	$—	$207,249,282
Preferred Stocks	615,395	—	—	615,395
Rights	—	—	23,627	23,627
Money Market Funds	2,570,153	—	—	2,570,153
	$69,111,750	$141,323,080	$23,627	$210,458,457
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$39,893	$—	$39,893

(a)      Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust